Financial instruments and risk management - Sensitivity analysis (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	$ 3,232,826	$ 3,361,573	$ 4,954,435
Other price risk increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	(121,762)	(2,665)	(16,094)
Other price risk decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	100,490	105	21,229
Interest rate risk increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	24,465	30,192	43,485
Interest rate risk decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	(24,465)	(30,192)	(43,485)
Currency risk increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	(1,784,045)	(135,586)	(121,422)
Currency risk decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Loss (profit) for the year	$ 1,784,045	$ 135,586	$ 121,422